Amount Due from/(to) Related Parties (Details) - Schedule of Amount Due from Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amount due from related parties
Amount due from related parties
Amount due to related parties
Amount due to related parties
Mr. Risheng Li [Member]
Amount due from related parties
Amount due from related parties
Beijing SAI [Member]
Amount due to related parties
Amount due to related parties